4. Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET:
Depreciation Expense	$ 0	$ 0	$ 0	$ 400